Document and Entity Information	0 Months Ended
Aug. 05, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 5, 2013
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Aug 5, 2013
Document Effective Date	Aug 5, 2013
Prospectus Date	Mar 1, 2013
Victory Diversified Stock Fund | Class A
Risk/Return:
Trading Symbol	SRVEX
Victory Dividend Growth Fund | Class A
Risk/Return:
Trading Symbol	VDGAX
Victory Established Value Fund | Class A
Risk/Return:
Trading Symbol	VETAX
Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Small Company Opportunity Fund | Class A
Risk/Return:
Trading Symbol	SSGSX
Victory Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	VFGAX
Victory Global Equity Fund | Class A
Risk/Return:
Trading Symbol	VPGEX
Victory Balanced Fund | Class A
Risk/Return:
Trading Symbol	SBALX
Victory Investment Grade Convertible Fund | Class A
Risk/Return:
Trading Symbol	SBFCX
Victory International Fund | Class A
Risk/Return:
Trading Symbol	VIAFX
Victory International Select Fund | Class A
Risk/Return:
Trading Symbol	VISFX
Victory National Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	VNMAX
Victory Ohio Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	SOHTX
Victory Fund for Income | Class A
Risk/Return:
Trading Symbol	IPFIX

Victory Diversified Stock Fund
Victory Diversified Stock Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Diversified Stock Fund is restated as follows:
Annual Fund Operating Expenses	Victory Diversified Stock Fund Class A
Management Fees	0.62%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Diversified Stock Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Diversified Stock Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.62%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%

Victory Dividend Growth Fund
Victory Dividend Growth Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Dividend Growth Fund is restated as follows:
Annual Fund Operating Expenses	Victory Dividend Growth Fund Class A
Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.87%
Total Annual Fund Operating Expenses	2.82%
Fee Waiver/Expense Reimbursement	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Dividend Growth Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Dividend Growth Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%

Victory Established Value Fund
Victory Established Value Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 12 for the Established Value Fund is restated as follows:
Annual Fund Operating Expenses	Victory Established Value Fund Class A
Management Fees	0.48%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Established Value Fund
Expense [Heading]	rr_ExpenseHeading	2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 12 for the Established Value Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%

Victory Special Value Fund
Victory Special Value Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

3. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 18 for the Special Value Fund is restated as follows:
Annual Fund Operating Expenses	Victory Special Value Fund Class A
Management Fees	0.73%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Special Value Fund
Expense [Heading]	rr_ExpenseHeading	3. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 18 for the Special Value Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%

Victory Small Company Opportunity Fund
Victory Small Company Opportunity Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

4. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 24 for the Small Company Opportunity Fund is restated as follows:
Annual Fund Operating Expenses	Victory Small Company Opportunity Fund Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.38%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Small Company Opportunity Fund
Expense [Heading]	rr_ExpenseHeading	4. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 24 for the Small Company Opportunity Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%

Victory Large Cap Growth Fund
Victory Large Cap Growth Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

5. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 30 for the Large Cap Growth Fund is restated as follows:
Annual Fund Operating Expenses	Victory Large Cap Growth Fund Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, on August 1, 2013, an interim investment advisory agreement became effective with respect to Special Value Fund.  The Interim Agreement will be effective for 150 days or until shareholders of Special Value Fund approve the new Investment Advisory Agreement, whichever is earlier, and contains substantially the same terms as the previous investment advisory agreement.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Large Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	5. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 30 for the Large Cap Growth Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%

Victory Global Equity Fund
Victory Global Equity Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Global Equity Fund is restated as follows:
Annual Fund Operating Expenses	Victory Global Equity Fund Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.27%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.34%
Fee Waiver/Expense Reimbursement	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Global Equity Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Global Equity Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.42%

Victory Balanced Fund
Victory Balanced Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Balanced Fund is restated as follows:
Annual Fund Operating Expenses	Victory Balanced Fund Class A
Management Fees	0.60%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.63%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver/Expense Reimbursement	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Balanced Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the Balanced Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%

Victory Investment Grade Convertible Fund
Victory Investment Grade Convertible Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 8 for the Investment Grade Convertible Fund is restated as follows:
Annual Fund Operating Expenses	Victory Investment Grade Convertible Fund Class A
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Investment Grade Convertible Fund
Expense [Heading]	rr_ExpenseHeading	2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 8 for the Investment Grade Convertible Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%

Victory International Fund
Victory International Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the existing investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the International Fund is restated as follows:
Annual Fund Operating Expenses	Victory International Fund Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.36%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.46%
Fee Waiver/Expense Reimbursement	(2.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.45%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the existing investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory International Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the International Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%

Victory International Select Fund
Victory International Select Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the existing investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the International Select Fund is restated as follows:
Annual Fund Operating Expenses	Victory International Select Fund Class A
Management Fees	0.80%
Distribution (12b-1) Fees	0.25%
Other Expenses	2.52%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	3.61%
Fee Waiver/Expense Reimbursement	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the existing investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory International Select Fund
Expense [Heading]	rr_ExpenseHeading	2. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the International Select Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.17%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%

Victory National Municipal Bond Fund
Victory National Municipal Bond Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the National Municipal Bond Fund is restated as follows:
Annual Fund Operating Expenses	Victory National Municipal Bond Fund Class A
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver/Expense Reimbursement	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory National Municipal Bond Fund
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 1 for the National Municipal Bond Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%

Victory Ohio Municipal Bond Fund
Victory Ohio Municipal Bond Fund

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

3. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Ohio Municipal Bond Fund is restated as follows:
Annual Fund Operating Expenses	Victory Ohio Municipal Bond Fund Class A
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Ohio Municipal Bond Fund
Expense [Heading]	rr_ExpenseHeading	3. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Ohio Municipal Bond Fund is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%

Victory Fund for Income
Victory Fund for Income

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Fund for Income is restated as follows:
Annual Fund Operating Expenses	Victory Fund for Income Class A
Management Fees	0.45%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.94%
Fee Waiver/Expense Reimbursement	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock

Supplement dated August 5, 2013 to Prospectus dated March 1, 2013

KeyCorp, the parent of the Adviser and the Distributor, entered into an agreement on February 19, 2013 to sell its interests in the Adviser and the Distributor to a private equity fund sponsored by Crestview Partners, a private equity firm based in New York, and to management of the Adviser and the Distributor.  On July 31, 2013, the closing of the aforementioned sale was completed.

At Special Meetings of Shareholders of the Funds held on May 17, 2013 and various adjournments thereof, Fund shareholders elected the proposed Trustees, and approved a new Investment Advisory Agreement between the Adviser and the Trust, on behalf of each of the Funds (other than the Special Value Fund), at the same fee rates as those under the previous investment advisory agreements.  Shareholders also approved a new Investment Sub-Advisory Agreement between the Adviser, KPB Investment Advisors LLC and the Trust on behalf of each of National Municipal Bond Fund and Ohio Municipal Bond Fund.  In addition, shareholders approved a Distribution and Service Plan for Class A shares of each Fund.

The previous investment advisory agreements were terminated upon the closing. On August 1, 2013, the new Investment Advisory Agreement and Investment Sub-Advisory Agreement, as approved by shareholders, became effective.

The new Distribution and Service Plan for Class A shares, as approved by shareholders, became effective as of August 1, 2013, and the existing Shareholder Servicing Plan for Class A shares was terminated for each Fund.

In addition, the following changes to this Prospectus are effective August 1, 2013:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Fund for Income
Expense [Heading]	rr_ExpenseHeading	1. The Class A shares Annual Fund Operating Expenses in the Fund Fees and Expenses Table appearing on page 7 for the Fund for Income is restated as follows:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013